SCHEDULE OF EXPENSES TO OFFICERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total	$ 960,000	$ 1,090,000
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	960,000	840,000
Chief Executive Officer Bonus [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		$ 250,000